Absolute Select Value ETF
Schedule of Investments
December 31, 2023 (Unaudited)
Common Stocks — 82.11% Shares Fair Value
Canada — 15.86%
Energy — 5.53%
Enbridge, Inc. 119,881 $ 4,318,113
Materials — 10.33%
Agnico Eagle Mines Ltd. 112,927 6,194,046
Franco-Nevada Corp. 16,810 1,862,716
8,056,762
Total Canada 12,374,875
Ireland — 4.85%
Health Care — 4.85%
Medtronic, PLC 45,842 3,776,464
Total Ireland 3,776,464
United Kingdom — 4.71%
Consumer Staples — 4.71%
Unilever PLC - ADR 75,726 3,671,196
Total United Kingdom 3,671,196
United States — 56.69%
Communications — 7.98%
Comcast Corp., Class A 78,048 3,422,405
Verizon Communications, Inc. 74,313 2,801,600
6,224,005
Energy — 13.32%
Berkshire Hathaway, Inc., Class B
(a)
22,511 8,028,773
EOG Resources, Inc. 19,448 2,352,236
10,381,009
Financials — 9.90%
Loews Corp. 71,621 4,984,106
Travelers Companies, Inc. (The) 14,372 2,737,722
7,721,828
Health Care — 4.72%
Merck & Co., Inc. 33,790 3,683,786
Materials — 10.76%
Corteva, Inc. 44,793 2,146,481
DuPont de Nemours, Inc. 57,111 4,393,549
International Flavors & Fragrances, Inc. 22,970 1,859,881
8,399,911
Real Estate — 6.67%
Crown Castle International Corp. 20,110 2,316,471
Equity Commonwealth 150,357 2,886,854
5,203,325

Absolute Select Value ETF
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Common Stocks — 82.11% (continued) Shares Fair Value
United States — 56.69% (continued)
Technology — 3.34%
Cisco Systems, Inc. 51,545 $ 2,604,053
Total United States 44,217,917
Total  Common Stocks
  (Cost $61,821,665) 64,040,452
U.S. Government & Agencies — 16.91%
Principal
Amount
United States Treasury Bill 5.26%, 6/13/2024
(b)
$ 3,000,000 2,931,457
United States Treasury Note 0.25%, 3/15/2024 3,000,000 2,970,147
United States Treasury Note 0.25%, 6/15/2024 3,000,000 2,934,557
United States Treasury Note 0.38%, 9/15/2024 2,000,000 1,936,941
United States Treasury Note 0.63%, 10/15/2024 2,500,000 2,418,061
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $13,222,062) 13,191,163
Total Investments — 99.02%
    (Cost $75,043,727) 77,231,615
Other Assets in Excess of Liabilities  —  0.98% 761,477
Net Assets — 100.00% $ 77,993,092
(a) Non-income producing security.
(b) The rate shown represents effective yield at time of purchase.
ADR - American Depositary Receipt